Vessels, Net - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2019 Vessel Agreement	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jul. 31, 2018 USD ($)	Apr. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Sep. 30, 2017 USD ($)	Aug. 31, 2017 USD ($)	May 31, 2017 USD ($)	Apr. 30, 2017 USD ($)
Property, Plant and Equipment [Line Items]
Impairment of long-lived assets to be disposed of		$ 11,351,821	$ 4,305,271
Impairment of long-lived assets held-for-use			2,156,002
Net (gain)/loss on sale of vessels		763,925	77,314	$ (118,427)
Disposal group, including discontinued operation		0	0
40 Vessels [Member]
Property, Plant and Equipment [Line Items]
Debt instrument, collateral amount		891,758,621	762,159,589
Six Vessels [Member]
Property, Plant and Equipment [Line Items]
Disposal group, including discontinued operation		718,448
Impairment Loss [Member]
Property, Plant and Equipment [Line Items]
Impairment of long-lived assets held-for-use			2,156,002
Gas Icon [Member]
Property, Plant and Equipment [Line Items]
Impairment of long-lived assets to be disposed of			1,747,923
Disposal group, including discontinued operation, consideration											$ 2,900,000
Gas Emperor [Member]
Property, Plant and Equipment [Line Items]
Impairment of long-lived assets to be disposed of			580,004
Disposal group, including discontinued operation, consideration										$ 2,900,000
Gas Moxie [Member]
Property, Plant and Equipment [Line Items]
Impairment of long-lived assets to be disposed of			570,626
Disposal group, including discontinued operation, consideration									$ 2,575,000
Gas Nirvana [Member]
Property, Plant and Equipment [Line Items]
Disposal group, including discontinued operation, consideration								$ 3,675,000
Impairment of long-lived assets held-for-use			1,406,718
Gas Icon Gas Emperor Gax Moxie Gas Nirvana [Member]
Property, Plant and Equipment [Line Items]
Net (gain)/loss on sale of vessels			$ 77,314
Gas Enchanted [Member]
Property, Plant and Equipment [Line Items]
Disposal group, including discontinued operation, consideration						$ 8,950,000
Impairment of long-lived assets held-for-use		1,937,822
Gas Legacy [Member]
Property, Plant and Equipment [Line Items]
Disposal group, including discontinued operation, consideration							$ 4,990,000
Impairment of long-lived assets held-for-use		1,418,672
Gas Evoluzione [Member]
Property, Plant and Equipment [Line Items]
Disposal group, including discontinued operation, consideration						$ 3,575,000
Impairment of long-lived assets held-for-use		604,774
Gas Sikousis [Member]
Property, Plant and Equipment [Line Items]
Disposal group, including discontinued operation, consideration					$ 9,450,000
Impairment of long-lived assets held-for-use		842,332
Gas Marathon, Gas Sincerity and Gas Texiana [Member]
Property, Plant and Equipment [Line Items]
Disposal group, including discontinued operation, consideration					$ 12,700,000
Impairment of long-lived assets held-for-use		3,358,363
Gas Defiance, Gas Shuriken, Gas Haralambos and Eco Lucidity [Member]
Property, Plant and Equipment [Line Items]
Impairment of long-lived assets held-for-use		$ 3,189,858
Gas Defiance, Gas Shuriken, Gas Haralambos and Eco Lucidity [Member] | Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Number of joint venture agreements | Agreement	4
Interest acquired on joint venture agreements	49.90%
Number of vessel owning companies | Vessel	4